Derivative Instruments - Realized and Unrealized Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Details) - Derivatives not designated as hedging instruments: - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Unrealized Gain (Loss)	$ 29,278	$ 946	$ (1,988)
Realized Loss	(622)	(7,030)	(619)
Total Gain (Loss)	28,656	(6,084)	(2,607)
Contingent redemption features - Series A Preferred Stock
Derivative [Line Items]
Unrealized Gain (Loss)	33,294	1,735	0
Total Gain (Loss)	33,294	1,735	0
Cross currency and interest rate swaps
Derivative [Line Items]
Unrealized Gain (Loss)	(4,191)	(873)	(2,133)
Realized Loss	(622)	(6,811)	(407)
Total Gain (Loss)	(4,813)	(7,684)	(2,540)
Interest rate swaps
Derivative [Line Items]
Unrealized Gain (Loss)	175	84	145
Realized Loss	0	(219)	(212)
Total Gain (Loss)	$ 175	$ (135)	$ (67)